Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(31,093)	(28,440)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	266,635	269,288
Less: Current portion	(5,670)	(5,426)
Long term net investment in financing lease	260,965	263,862
Net investment in financing lease consists of:
Financing lease receivable	218,016	222,790
Unguaranteed residual value	48,619	46,498
Net investment in financing lease at period end	266,635	269,288
Allowance for expected credit losses	$ 0	$ 0